Significant Accounting Policies - Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of common shares used in computing basic net income per common share	7,096,969	7,193,712	7,640,615
Effect of ESOP shares			(44,667)
Adjusted weighted average number of common shares used in computing basic net income per common share	7,096,969	7,193,712	7,595,948
Effect of dilutive stock options	106	0	0
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,097,075	7,193,712	7,595,948